Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Accounts payable	$ 1,135,000	¥ 7,034	¥ 3,701
Salaries and welfare payable	17,773,000	110,194	88,038
Taxes payable	14,332,000	88,857	55,780
Deferred revenues	96,492,000	598,251	484,209
Accrued expenses and other current liabilities	18,479,000	114,577	96,365
Deferred revenues	797,000	4,942	4,460
Consolidated variable interest entities [Member]
Accounts payable		0	56
Salaries and welfare payable	1,248,000	7,737	8,634
Taxes payable	353,000	2,191	5,002
Deferred revenues	3,929,000	24,359	26,547
Accrued expenses and other current liabilities	113,000	707	2,317
Deferred revenues	$ 500	¥ 3	¥ 95